Organization and Description of Business (Details) - shares	May 03, 2019	Mar. 12, 2019	Mar. 21, 2016	Mar. 21, 2016	Feb. 08, 2016	Aug. 31, 2017
Organization and Description of Business (Textual)
Percentage of common shares issued and outstanding						73.00%
Description of reverse stock split	The Company filed a certificate of amendment to the Company's articles of incorporation (the "Amendment") to effect the Reverse Split with the Secretary of State of Nevada. The Financial Industry Regulatory Authority ("FINRA") informed the Company that the Reverse Split was effective on May 8, 2019. All shares and related financial information in this Form 10-Q reflect this 1-for-18 reverse stock split.	i) effect a stock reverse split at the ratio of 1-for-18 (the "Reverse Split") of both the authorized common stock of the Company (the "Common Stock") and the issued and outstanding Common Stock and ii) to amend the articles of incorporation of the Company to reflect the Reverse Split. The Board approved and authorized the Reverse Split without obtaining approval of the Company's shareholders pursuant to Section 78.207 of Nevada Revised Statutes.	1 to 3.141	1 to 3.141
Share Exchange Agreement One [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split					166,273,921
Common stock issued pre-stock split					52,936,583
Share Exchange Agreement Two [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split					163,159,952
Common stock issued pre-stock split					51,945,225
Percentage of common shares issued and outstanding					79.70%
Percentage of issued share capital					100.00%
Share Exchange Agreement Three [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split					166,273,921
Common stock issued pre-stock split					52,936,583
Common stock converted to exchange ratio					0.2536-for-1
Share Exchange Agreement [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split					164,387,376
Common stock issued pre-stock split					52,336,000
Description of reverse stock split					ABVC issued an aggregate of 104,558,777 shares (prior to the reverse stock split in 2019) to the shareholders of both BioLite and BioKey under a registration statement on Form S-4 (file number 333-226285), which became effective by operation of law on or about February 5, 2019.
Share Exchange Agreement Four [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split					205,519,223
Common stock issued pre-stock split					65,431,144
Percentage of common shares issued and outstanding					79.70%